Risk Management (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
At the end of the year
Stress Analysis - Trading Portfolio
Risk Factors	R$ 59,489	R$ 103,949
Average in the year
Stress Analysis - Trading Portfolio
Risk Factors	185,192	168,751
Minimum in the year
Stress Analysis - Trading Portfolio
Risk Factors	52,716	53,426
Maximum in the year
Stress Analysis - Trading Portfolio
Risk Factors	R$ 419,677	R$ 387,884